UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7418

Name of Fund: Legg Mason Global Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Global Trust, Inc.
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1 - Report to Shareholders


             ------------------------------------------------------

                                   LEGG MASON
                               GLOBAL TRUST, INC.

                              GLOBAL INCOME TRUST
                           INTERNATIONAL EQUITY TRUST
                             EMERGING MARKETS TRUST

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 2003
                                 PRIMARY CLASS

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Semi-Annual Report to Shareholders

To Our Shareholders,
  We are pleased to provide you with Legg Mason Global Trust, Inc.'s semi-annual report for the Primary Class of Global Income Trust, International Equity Trust and Emerging Markets Trust.

  The following table summarizes key statistics for the Primary Class of each Fund, as of June 30, 2003:

                                                     Total Return(A)
                                                   --------------------
                                                   6 Months   12 Months
                                                   --------   ---------
Global Income Trust
  Primary Class                                     +6.98%     +14.91%
International Equity Trust
  Primary Class                                    +12.26%      -3.19%
Emerging Markets Trust
  Primary Class                                    +18.63%      +3.12%

  For each of our Funds, we remind you that historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Many shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                  Sincerely,

                                                  /S/ MARK R. FETTING
                                                  ------------------------------

                                                  Mark R. Fetting
                                                  President

July 28, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

 Semi-Annual Report to Shareholders

Performance Information

Legg Mason Global Trust, Inc.

Total Returns for One, Five and Ten Years and Life of Class, as of June 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Classes of Global Income Trust and Emerging Markets Trust are not active. International Equity Trust has an additional authorized class of shares: Financial Intermediary Class. Information about the Institutional and Financial Intermediary Classes is contained in a separate report to the shareholders of those classes.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  The Funds' total returns as of June 30, 2003, were:

                             Global    International   Emerging
                             Income       Equity       Markets
                              Trust        Trust        Trust
---------------------------------------------------------------
Average Annual Total Return
  Primary Class:
    One Year                 +14.91%       -3.19%       +3.12%
    Five Years                +4.02%       -6.60%       +4.23%
    Ten Years                 +5.31%         N/A          N/A
    Life of Class(A)          +5.21%       +0.88%       +0.42%
Cumulative Total Return
  Primary Class:
    One Year                 +14.91%       -3.19%       +3.12%
    Five Years               +21.80%      -28.91%      +23.04%
    Ten Years                +67.78%         N/A          N/A
    Life of Class(A)         +67.96%       +7.59%       +3.02%
---------------------------------------------------------------

N/A -- Not applicable.

---------------

(A) Primary Class inception dates are: Global Income Trust, April 15, 1993; International Equity Trust, February 17, 1995; and Emerging Markets Trust, May 28, 1996.

Industry Diversification

Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)

International Equity Trust

                              % OF NET
                               ASSETS     VALUE
-------------------------------------------------
                                          (000)
Air Freight & Couriers           0.1%    $    142
Application Software             0.3          298
Auto Components                  1.3        1,533
Automobiles                      1.7        1,894
Banks                           16.8       19,097
Beverages                        0.9        1,000
Chemicals                        0.7          775
Commercial Services &
 Supplies                        0.6          733
Communications Equipment         1.2        1,409
Construction & Engineering       1.9        2,211
Construction Materials           0.6          632
Containers & Packaging           0.4          418
Diversified Financials           3.0        3,375
Diversified
 Telecommunications              6.0        6,814
Electric Equipment &
 Instruments                     0.8          898
Electric Utilities               3.5        4,018
Food & Drug Retailing            2.4        2,745
Food Products                    4.1        4,619
Gas Utilities                    0.5          577
Health Care Providers &
 Services                        2.6        2,892
Hotels, Restaurants &
 Leisure                         0.9        1,054
Household Durables               5.1        5,820
Industrial Conglomerates         1.3        1,511
Insurance                        3.1        3,542
Internet & Catalog Retail        0.3          327

                              % OF NET
                               ASSETS     VALUE
-------------------------------------------------
                                          (000)
Internet Software & Services     0.9%    $  1,000
Leisure Equipment & Products     0.3          352
Machinery                        0.9          985
Marine                           0.8          921
Media                            0.6          636
Metals & Mining                  1.1        1,250
Multi-Utilities                  0.2          247
Office Electronics               1.3        1,502
Oil & Gas                       10.6       12,038
Pharmaceuticals                  6.8        7,681
Real Estate                      1.6        1,759
Semiconductor Equipment &
 Products                        1.6        1,761
Software                         0.8          869
Specialty Retail                 0.6          648
Textiles & Apparel               0.2          268
Tobacco                          0.8          877
Trading Companies &
 Distributors                    0.2          221
Transportation
 Infrastructure                  0.5          560
Water Utilities                  0.9        1,007
Wireless Telecommunication
 Services                        4.8        5,467
Short-Term Investments           4.0        4,530
                               -----     --------
Total Investment Portfolio      99.6      112,913
Other Assets Less
 Liabilities                     0.4          477
                               -----     --------
NET ASSETS                     100.0%    $113,390
                               =====     ========

 Semi-Annual Report to Shareholders

Emerging Markets Trust

                               % OF NET
                                ASSETS     VALUE
-------------------------------------------------
                                           (000)
Application Software              0.6%    $   382
Automobiles                       2.5       1,523
Banks                            10.1       6,016
Beverages                         1.0         571
Chemicals                         2.9       1,707
Communications Equipment          0.5         275
Construction & Engineering        2.3       1,366
Diversified Financials            4.5       2,712
Diversified
 Telecommunications               7.0       4,164
Electric Utilities                1.3         790
Electronic Equipment &
 Instruments                      4.2       2,524
Food & Drug Retailing             0.3         198
Food Products                     1.3         779
Hotels, Restaurants & Leisure     0.9         530
Household Durables                0.8         454
Industrial Conglomerates          7.2       4,290
Integrated Telecomm Services      0.1          88
Internet Software & Services      0.9         536
Marine                            0.5         298

                               % OF NET
                                ASSETS     VALUE
-------------------------------------------------
                                           (000)
Media                             0.9%    $   523
Metals & Mining                  10.1       6,021
Multi-Line Retail                 1.8       1,091
Oil & Gas                         7.4       4,422
Pharmaceuticals                   4.0       2,416
Real Estate                       1.6         944
Semiconductor Equipment &
 Products                         9.9       5,937
Specialty Retail                  0.8         473
Steel                             0.7         392
Tobacco                           0.2         140
Transportation Infrastructure     0.7         397
Water Utilities                   0.0          24
Wireless Telecommunication
 Services                         9.0       5,398
Short-Term Investments            1.7       1,001
                                -----     -------
Total Investment Portfolio       97.7      58,382
Other Assets Less Liabilities     2.3       1,371
                                -----     -------
Net Assets                      100.0%    $59,753
                                =====     =======

 Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

Global Income Trust

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
Long-Term Securities -- 90.1%

British Sterling -- 2.6%
Corporate Bonds and Notes -- 2.3%
 Auto Parts and Equipment -- 0.3%
 GKN Holdings plc                                  6.750%     10/28/19          67      $   118
                                                                                        -------
 Banks -- 0.5%
 Royal Bank of Scotland plc                        9.625%      6/22/15          90          210
                                                                                        -------
 Containers and Packaging -- 0.1%
 Chesapeake Corporation                           10.375%     11/15/11          35           61(B)
                                                                                        -------
 Diversified Financial Services -- 0.9%
 Annington Finance No. 4                           8.070%      1/10/23         100          194
 Mellon Funding Corporation                        6.375%      11/8/11         116          210
                                                                                        -------
                                                                                            404
                                                                                        -------
 Diversified Services -- 0.1%
 Enodis plc                                       10.375%      4/15/12          30           53
                                                                                        -------
 Food, Beverage and Tobacco -- 0.1%
 Premier International Foods                      12.250%      9/1/09           20           36
                                                                                        -------
 Media and Entertainment -- 0.1%
 Carlton Communications plc                        5.625%      3/2/09           30           48
                                                                                        -------
 Special Purpose -- 0.2%
 Friends Provident Finance plc                     9.125%     11/29/49          68          114(B)
                                                                                        -------
Total Corporate Bonds and Notes                                                           1,044
                                                                                        -------


 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
British Sterling -- Continued
Government Obligations -- 0.3%
 Fixed Rate Securities -- 0.3%
 United Kingdom of Great Britain and Northern
   Ireland                                         8.000%      6/7/21           50      $   118
                                                                                        -------
Total British Sterling                                                                    1,162
-----------------------------------------------------------------------------------------------
Canadian Dollar -- 1.0%
Government Obligations -- 1.0%
 Indexed Securities -- 1.0%
 Canadian Real Return Bond                         4.000%      12/1/31         527          459(C)
-----------------------------------------------------------------------------------------------
Euro -- 38.1%
Corporate Bonds and Notes -- 10.5%
 Auto Parts and Equipment -- 0.1%
 Lear Corporation                                  8.125%      4/1/08           30           37
                                                                                        -------
 Banking and Finance -- 1.6%
 Banca Popolare di Bergamo-Credito Varesino Scrl   8.364%     12/29/49         158          210
 Lloyds Bank plc                                   5.625%      7/15/49         300          371(D)
 RBS Capital Trust A                               6.467%     12/29/49         100          130(D)
                                                                                        -------
                                                                                            711
                                                                                        -------
 Banks -- 1.4%
 Bank of Scotland                                  5.125%      12/5/13         157          194
 Santander Central Hispano Issuances               5.750%      4/10/12         220          275(D)
 Skandinaviska Enskilda Banken AB                  4.125%      5/28/15         110          127(D)
                                                                                        -------
                                                                                            596
                                                                                        -------
 Chemicals -- 0.3%
 Kronos International Inc.                         8.875%      6/30/09          40           48
 Messer Grieshiem Holding                         10.375%      6/1/11           30           39
 Rhodia SA                                         6.000%      3/26/06          20           23
 Rhodia SA                                         8.000%      6/1/10           10           12(B)
                                                                                        -------
                                                                                            122
                                                                                        -------

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
Euro -- Continued
Corporate Bonds and Notes -- Continued
 Containers and Packaging -- 0.1%
 Kappa Beheer B.V.                                10.626%      7/15/09          40      $    50
 Kloeckner Pentaplast SA                           9.375%      2/15/12          10           12(B)
                                                                                        -------
                                                                                             62
                                                                                        -------
 Diversified Financial Services -- 1.6%
 Citigroup Inc.                                    4.625%     11/14/07         181          221
 Credit Lyonnais SA                                5.000%     11/15/12          68           83(D)
 Irish Life & Permanent plc                        6.250%      2/15/11         300          386
                                                                                        -------
                                                                                            690
                                                                                        -------
 Food, Beverage and Tobacco -- 0.5%
 Bat International Finance PLC                     4.875%      2/25/09         190          222
 Remy Cointreau SA                                 6.500%      7/1/10            3            4(B)
                                                                                        -------
                                                                                            226
                                                                                        -------
 Homebuilding -- 0.1%
 Kaufman & Broad SA                                8.750%      8/1/09           25           31(B)
                                                                                        -------
 Industrial Services -- 0.1%
 Johnsondiversey Inc.                              9.625%      5/15/12          50           62(B)
                                                                                        -------
 Insurance -- 0.6%
 If P & C Insurance                                7.500%      3/30/21         100          109
 ING Verzekeringen NV                              6.250%      6/21/21         130          160
                                                                                        -------
                                                                                            269
                                                                                        -------
 Manufacturing (Diversified) -- 0.7%
 Tyco International Group SA                       6.125%      4/4/07          260          307
                                                                                        -------
 Medical Products -- 0.2%
 Fresenius Medical Care Capital Trust V            7.375%      6/15/11          50           59
 Safilo Capital International SA                   9.625%      5/15/13          17           21(B)
                                                                                        -------
                                                                                             80
                                                                                        -------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
Euro -- Continued
Corporate Bonds and Notes -- Continued
 Real Estate -- 0.1%
 Jones Lang Lasalle Finance Inc.                   9.000%      6/15/07          50      $    61
                                                                                        -------
 Special Purpose -- 1.5%
 Ahold Finance USA, Inc.                           5.875%      3/14/12          85           85
 Deutsche Telekom International Finance BV         8.125%      5/29/12         195          275
 Eco-Bat Finance Ltd.                             10.125%      1/31/13          30           35(B)
 Hilton Group Finance Plc                          6.500%      7/17/09          99          127
 National Rural Utilities Cooperative Finance
   Corporation                                     6.500%      3/14/07         111          141
                                                                                        -------
                                                                                            663
                                                                                        -------
 Telecommunications -- 1.5%
 British Telecom plc                               7.125%      2/15/11         165          222
 France Telecom SA                                 8.250%      3/14/08         130          172
 Sogerim                                           6.125%      4/20/06         160          198
 TDC A/S                                           6.500%      4/19/12          70           90
                                                                                        -------
                                                                                            682
                                                                                        -------
 Utilities -- 0.1%
 Grohe Holding GMBH                               11.500%     11/15/10          30           38
                                                                                        -------
Total Corporate Bonds and Notes                                                           4,637
                                                                                        -------

Government Obligations -- 27.6%
 Fixed Rate Securities -- 27.6%
 Federal Republic of Germany                       5.000%      2/17/06         281          345
 Federal Republic of Germany                       6.000%      7/4/07          850        1,095
 Federal Republic of Germany                       4.250%      2/15/08       2,790        3,385
 Federal Republic of Germany                       3.000%      4/11/08       2,164        2,491
 Federal Republic of Germany                       3.750%      1/4/09        1,500        1,779
 Federal Republic of Germany                       5.000%      1/4/12           45           57
 Italian Republic                                  6.000%      5/1/31          590          806
 Italian Republic                                  5.750%      2/1/33          700          925

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
Euro -- Continued
Government Obligations -- Continued
 Republic of Austria                               3.800%     10/20/13         915      $ 1,044
 Republic of Croatia                               6.250%      2/11/09         211          268
                                                                                        -------
Total Government Obligations                                                             12,195
                                                                                        -------
Total Euro                                                                               16,832
-----------------------------------------------------------------------------------------------
Hungarian Forint -- 0.5%
Government Obligations -- 0.5%
 Fixed Rate Securities -- 0.5%
 Republic of Hungary                               7.000%      4/12/06      37,190          157
 Republic of Hungary                               6.750%      2/12/13      15,880           69
                                                                                        -------
Total Hungarian Forint                                                                      226
-----------------------------------------------------------------------------------------------
Japanese Yen -- 4.0%
Corporate Bonds and Notes -- 2.1%
 Banking and Finance -- 2.1%
 Development Bank of Japan                         1.700%      9/20/22      37,000          334
 Pfandbriefstelle Der Oesterr                      1.600%      2/15/11      63,000          562
                                                                                        -------
Total Corporate Bonds and Notes                                                             896
                                                                                        -------

Government Obligations -- 1.9%
 Fixed Rate Securities -- 1.9%
 Japan Finance Corporation for Municipal
   Enterprises                                     1.550%      2/21/12      66,000          586
 Quebec Province                                   1.600%      5/9/13       30,000          265
                                                                                        -------
Total Government Obligations                                                                851
                                                                                        -------
Total Japanese Yen                                                                        1,747
-----------------------------------------------------------------------------------------------
Polish Zloty -- 0.8%
Government Obligations -- 0.8%
 Fixed Rate Securities -- 0.8%
 Republic of Poland                                0.000%     12/12/04         890          213(F)
 Republic of Poland                                5.750%      6/24/08         590          157
                                                                                        -------
Total Polish Zloty                                                                          370
-----------------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
Swedish Krona -- 3.6%
Corporate Bonds and Notes -- 3.6%
 Banking and Finance -- 3.6%
 AB Spintab                                        5.000%      6/21/06      12,000      $ 1,569
-----------------------------------------------------------------------------------------------
United States Dollar -- 39.5%
Corporate Bonds and Notes -- 19.1%
 Aerospace/Defense -- 0.4%
 Systems 2001 Asset Trust                          6.664%      9/15/13         161          181(B)
                                                                                        -------
 Auto Parts and Equipment -- 0.1%
 American Axle & Manufacturing Inc.                9.750%      3/1/09           19           20
 Cummins Inc.                                      7.125%      3/1/28           11           10
                                                                                        -------
                                                                                             30
                                                                                        -------
 Banking and Finance -- 1.1%
 Ford Motor Credit Company                         7.600%      8/1/05          250          268
 Ford Motor Credit Company                         7.375%      2/1/11           50           52
 Household Finance Corporation                     8.000%      7/15/10          50           62
 Household Finance Corporation                     7.000%      5/15/12          80           95
                                                                                        -------
                                                                                            477
                                                                                        -------
 Banks -- 1.8%
 Bank of America Corporation                       7.400%      1/15/11         140          172
 Bank One Corporation                              5.900%     11/15/11         180          204
 Korea Development Bank                            4.250%     11/13/07          70           72
 Wells Fargo Bank NA, San Francisco                6.450%      2/1/11          300          354
                                                                                        -------
                                                                                            802
                                                                                        -------
 Building Materials -- 0.2%
 American Standard, Inc.                           7.375%      2/1/08            7            8
 American Standard, Inc.                           7.625%      2/15/10          17           19
 Nortek Holdings, Inc.                             9.250%      3/15/07          40           42
 Nortek Holdings, Inc.                             8.875%      8/1/08           27           28
                                                                                        -------
                                                                                             97
                                                                                        -------

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Cable -- 0.2%
 British Sky Broadcasting Group plc                6.875%      2/23/09          27      $    31(G)
 CSC Holdings Inc.                                 7.625%      4/1/11            1            1
 CSC Holdings Inc.                                 7.875%      2/15/18          20           20
 CSC Holdings Inc.                                 7.625%      7/15/18           3            3
 Rogers Cable Inc.                                 6.250%      6/15/13          12           12(B,G)
                                                                                        -------
                                                                                             67
                                                                                        -------
 Casino Resorts -- 0.4%
 Harrah's Operating Company, Inc.                  7.875%     12/15/05          45           49
 ITT Corporation                                   6.750%     11/15/05          20           21
 Mandalay Resort Group                             9.500%      8/1/08           30           34
 MGM MIRAGE                                        9.750%      6/1/07           20           22
 Mirage Resorts, Incorporated                      6.625%      2/1/05           19           20
 Park Place Entertainment Corporation              9.375%      2/15/07           2            2
 Park Place Entertainment Corporation              8.125%      5/15/11          10           11
 Park Place Entertainment Corporation              7.000%      4/15/13           8            9
                                                                                        -------
                                                                                            168
                                                                                        -------
 Chemicals -- 0.8%
 FMC Corporation                                  10.250%      11/1/09           8            9(B)
 IMC Global Inc.                                  10.875%      6/1/08            4            4
 IMC Global Inc.                                  11.250%      6/1/11           20           21
 MacDermid, Incorporated                           9.125%      7/15/11          24           27
 Rohm and Haas Company                             7.400%      7/15/09         250          306
                                                                                        -------
                                                                                            367
                                                                                        -------
 Coal -- 0.1%
 Peabody Energy Corporation                        6.875%      3/15/13          38           40(B)
                                                                                        -------
 Computer Services and Systems -- 0.1%
 Unisys Corporation                                7.250%      1/15/05          27           28
                                                                                        -------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Containers and Packaging -- 0.1%
 Ball Corporation                                  6.875%     12/15/12          30      $    32(B)
 Norampac Inc.                                     6.750%      6/1/13           12           13(B)
                                                                                        -------
                                                                                             45
                                                                                        -------
 Diversified Financial Services -- 0.8%
 Associates Corporation of North America           5.800%      4/20/04         250          259
 Wells Fargo & Company                             5.000%     11/15/14          80           85
                                                                                        -------
                                                                                            344
                                                                                        -------
 Electric -- 0.4%
 Orion Power Holdings, Inc.                       12.000%      5/1/10           28           33
 Southern California Edison Company                8.000%      2/15/07           4            4(B)
 The AES Corporation                              10.000%     12/12/05          16           17(B)
 The AES Corporation                               8.375%      8/15/07          15           14
 The AES Corporation                               8.500%      11/1/07           3            3
 The AES Corporation                               8.750%      6/15/08           6            6
 The AES Corporation                               9.500%      6/1/09           14           14
 The AES Corporation                               9.375%      9/15/10          13           13
 The AES Corporation                               8.875%      2/15/11           7            7
 The AES Corporation                               8.750%      5/15/13          65           67(B)
                                                                                        -------
                                                                                            178
                                                                                        -------
 Electronics -- 0.1%
 Flextronics International Ltd.                    9.875%      7/1/10           16           17(G)
 L-3 Communications Corp.                          7.625%      6/15/12          17           19
                                                                                        -------
                                                                                             36
                                                                                        -------

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Energy -- 0.7%
 Calpine Corporation                               8.500%      2/15/11          50      $    38
 FirstEnergy Corp.                                 6.450%     11/15/11          40           44
 FirstEnergy Corp.                                 7.375%     11/15/31          70           78
 Korea Electric Power Corporation                  7.750%      4/1/13          130          161(G)
                                                                                        -------
                                                                                            321
                                                                                        -------
 Environmental Services -- 0.6%
 Allied Waste North America Incorporated           8.875%      4/1/08           60           65
 Waste Management, Inc.                            6.875%      5/15/09         175          204
                                                                                        -------
                                                                                            269
                                                                                        -------
 Food, Beverage and Tobacco -- 2.4%
 Constellation Brands, Inc.                        8.000%      2/15/08          18           20
 Constellation Brands, Inc.                        8.500%      3/1/09           14           14
 Kellogg Company                                   7.450%      4/1/31          200          254
 Kraft Foods Inc.                                  6.250%      6/1/12          120          136
 Sara Lee Corporation                              6.250%      9/15/11         180          208
 Smithfield Foods, Inc.                            8.000%     10/15/09          16           17
 Smithfield Foods, Inc.                            7.750%      5/15/13           6            7(B)
 The Pepsi Bottling Group, Inc.                    7.000%      3/1/29          350          426
                                                                                        -------
                                                                                          1,082
                                                                                        -------
 Gaming -- 0.1%
 International Game Technology                     8.375%      5/15/09          25           31
 Mohegan Tribal Gaming Authority                   8.125%      1/1/06           10           11
 Mohegan Tribal Gaming Authority                   8.750%      1/1/09            1            1
 Mohegan Tribal Gaming Authority                   8.000%      4/1/12            8            8
                                                                                        -------
                                                                                             51
                                                                                        -------
 Gas and Pipeline Utilities -- 0.8%
 Dynegy Holdings Inc.                              8.750%      2/15/12         120          112
 Southern Natural Gas Company                      8.000%      3/1/32          130          140
 The Williams Companies, Inc.                      8.750%      3/15/32         100          104(B)
                                                                                        -------
                                                                                            356
                                                                                        -------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Health Care -- N.M.
 Coventry Health Care, Inc.                        8.125%      2/15/12          14      $    15
                                                                                        -------
 Homebuilding -- 0.2%
 Beazer Homes USA, Inc.                            8.375%      4/15/12          11           12
 D.R. Horton, Inc.                                 5.875%      7/1/13            3            3
 Lennar Corporation                                9.950%      5/1/10           10           12
 Schuler Homes, Inc.                               9.375%      7/15/09          30           34
 The Ryland Group, Inc.                            8.000%      8/15/06          15           16
 The Ryland Group, Inc.                            9.750%      9/1/10            4            5
                                                                                        -------
                                                                                             82
                                                                                        -------
 Insurance -- 0.3%
 Willis Corroon Corporation                        9.000%      2/1/09           17           18
 XL Capital plc                                    6.500%      1/15/12         100          115(G)
                                                                                        -------
                                                                                            133
                                                                                        -------
 Investment Banking/Brokerage -- 1.0%
 J.P. Morgan Chase & Co.                           6.625%      3/15/12         150          173
 J.P. Morgan Chase & Co.                           5.750%      1/2/13           60           66
 Lehman Brothers Holdings Inc.                     8.250%      6/15/07          60           72
 Lehman Brothers Holdings Inc.                     7.000%      2/1/08          100          116
                                                                                        -------
                                                                                            427
                                                                                        -------
 Lodging/Hotels -- 0.1%
 Hilton Hotels Corporation                         7.625%      5/15/08           4            4
 Host Marriott Corporation                         7.875%      8/1/05           10           10
 Host Marriott Corporation                         7.875%      8/1/08           20           21
 Starwood Hotels & Resorts Worldwide, Inc.         7.375%      5/1/07            5            5
                                                                                        -------
                                                                                             40
                                                                                        -------
 Machinery -- N.M.
 Grant Prideco, Inc.                               9.000%     12/15/09           8            9
 Terex Corporation                                 8.875%      4/1/08           10           10
                                                                                        -------
                                                                                             19
                                                                                        -------

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Manufacturing (Diversified) -- 0.3%
 Tyco International Group SA                       7.000%      6/15/28          38      $    38(G)
 Tyco International Group SA                       6.875%      1/15/29          82           83(G)
                                                                                        -------
                                                                                            121
                                                                                        -------
 Media -- 0.6%
 AMFM Inc.                                         8.000%      11/1/08           7            8
 AOL Time Warner Inc.                              7.625%      4/15/31         200          231
 Clear Channel Communications, Inc.                6.000%      11/1/06           9           10
 Lamar Media Corporation                           7.250%      1/1/13            9            9(B)
                                                                                        -------
                                                                                            258
                                                                                        -------
 Medical Care Facilities -- 0.3%
 HCA Inc.                                          6.910%      6/15/05          10           11
 HCA Inc.                                          7.125%      6/1/06           10           11
 HCA Inc.                                          7.250%      5/20/08          20           22
 HCA Inc.                                          8.750%      9/1/10           32           37
 Health Care REIT, Inc.                            8.000%      9/12/12          20           21
 Manor Care, Inc.                                  7.500%      6/15/06          30           33
 Manor Care, Inc.                                  8.000%      3/1/08           10           11
                                                                                        -------
                                                                                            146
                                                                                        -------
 Medical Products -- N.M.
 Fresenius Medical Care Capital Trust II           7.875%      2/1/08          0.2           21(H)
                                                                                        -------
 Oil and Gas -- 0.9%
 Chesapeake Energy Corporation                     8.125%      4/1/11            4            4
 Chesapeake Energy Corporation                     8.500%      3/15/12          11           12
 El Paso Corporation                               7.750%      1/15/32         200          169
 El Paso Natural Gas Company                       8.375%      6/15/32          70           74(B)
 Forest Oil Corporation                            7.750%      5/1/14           20           21
 Ocean Energy, Inc.                                8.375%      7/1/08           10           10
 Parker & Parsley Petroleum Company                8.875%      4/15/05           3            3
 Parker & Parsley Petroleum Company                8.250%      8/15/07          10           12
 Pioneer Natural Resources Company                 7.500%      4/15/12          11           13

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Oil and Gas -- Continued
 Vintage Petroleum, Inc.                           8.250%      5/1/12           31      $    34
 Western Oil Sands Inc.                            8.375%      5/1/12           17           19(G)
 Westport Resources Corporation                    8.250%      11/1/11           2            2(B)
 XTO Energy, Inc.                                  7.500%      4/15/12          10           11
                                                                                        -------
                                                                                            384
                                                                                        -------
 Packaging -- 0.1%
 Cascades Inc.                                     7.250%      2/15/13          14           15(G)
 Cascades Inc.                                     7.250%      2/15/13          19           20(G)
                                                                                        -------
                                                                                             35
                                                                                        -------
 Paper and Forest Products -- 0.1%
 Abitibi-Consolidated Inc.                         8.550%      8/1/10           20           22(G)
 Abitibi-Consolidated Inc.                         8.500%      8/1/29            6            6(G)
 Georgia-Pacific Corp.                             8.875%      2/1/10            5            5(B)
 Georgia-Pacific Corp.                             9.500%      12/1/11          16           18(B)
 Georgia-Pacific Corp.                             7.700%      6/15/15           3            3
 Georgia-Pacific Corp.                             7.750%     11/15/29           2            2
                                                                                        -------
                                                                                             56
                                                                                        -------
 Pharmaceuticals -- 0.4%
 AmerisourceBergen Corporation                     8.125%      9/1/08           20           22
 Biovail Corporation                               7.875%      4/1/10           12           13(G)
 Bristol-Myers Squibb Company                      5.750%      10/1/11          90          100
 Omnicare, Inc.                                    8.125%      3/15/11          37           40
                                                                                        -------
                                                                                            175
                                                                                        -------
 Real Estate -- N.M.
 Ventas Realty, Limited Partnership                8.750%      5/1/09           10           11
                                                                                        -------
 Restaurants -- N.M.
 Yum! Brands, Inc.                                 7.450%      5/15/05          11           12
 Yum! Brands, Inc.                                 8.500%      4/15/06           3            3
                                                                                        -------
                                                                                             15
                                                                                        -------

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Retail -- 0.3%
 American Greetings Corporation                    6.100%      8/1/28           14      $    14
 J.C. Penney Company, Inc.                         8.000%      3/1/10           25           26
 Wal-Mart Stores, Inc.                             4.550%      5/1/13           70           73
                                                                                        -------
                                                                                            113
                                                                                        -------
 Special Purpose -- 2.2%
 Moore North America Finance                       7.875%      1/15/11           4            4(B)
 PDVSA Finance Ltd.                                8.500%     11/16/12         130          119(G)
 PDVSA Finance Ltd. 1998-1                         7.400%      8/15/16          10            8(G)
 Qwest Capital Funding, Inc.                       7.750%      2/15/31         100           78
 Sprint Capital Corporation                        7.625%      1/30/11          50           57
 Unilever Capital Corporation                      7.125%      11/1/10         230          279
 Verizon Global Funding Corp.                      6.875%      6/15/12         350          413
                                                                                        -------
                                                                                            958
                                                                                        -------
 Steel (Producers) -- N.M.
 AK Steel Corporation                              7.875%      2/15/09          26           22
                                                                                        -------
 Technology Services -- 0.1%
 SPX Corporation                                   7.500%      1/1/13           25           27
                                                                                        -------
 Telecommunications -- 0.6%
 AT&T Corp.                                        8.500%     11/15/31         140          159
 EchoStar DBS Corporation                          9.125%      1/15/09          16           18
 EchoStar DBS Corporation                          9.375%      2/1/09           39           41
 PanAmSat Corporation                              8.500%      2/1/12           24           26(B)
                                                                                        -------
                                                                                            244
                                                                                        -------
 Telecommunications (Cellular/Wireless) -- N.M.
 Nextel Communications, Inc.                       9.375%     11/15/09          14           15
                                                                                        -------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
 Toys -- N.M.
 Hasbro, Inc.                                      5.600%      11/1/05          20      $    21
                                                                                        -------
 Transportation -- 0.4%
 Avis Group Holdings, Inc.                        11.000%      5/1/09           23           26
 Delta Air Lines, Inc.                             6.718%      1/2/23           94          102
 Kansas City Southern Railway                      9.500%      10/1/08          34           38
 Teekay Shipping Corporation                       8.875%      7/15/11          26           28
                                                                                        -------
                                                                                            194
                                                                                        -------
Total Corporate Bonds and Notes                                                           8,471
                                                                                        -------

Mortgage-Backed Securities -- 0.3%
 Stripped Securities -- 0.3%
 GMAC Commercial Mortgage Security Inc.
   1999-CTL1                                       0.931%     12/15/16       5,096          109(B,I1)
                                                                                        -------
U.S. Government and Agency Obligations -- 7.1%
 Indexed Securities -- 4.7%
 United States Treasury Inflation-Protected
   Security                                        3.625%      1/15/08         137          153(C)
 United States Treasury Inflation-Protected
   Security                                        3.625%      4/15/28         710          866(C)
 United States Treasury Inflation-Protected
   Security                                        3.875%      4/15/29         816        1,041(C)
                                                                                        -------
                                                                                          2,060
                                                                                        -------
 Stripped Securities -- 2.4%
 United States Treasury Bonds                      0.000%     11/15/27       3,605        1,069(I2)
                                                                                        -------
Total U.S. Government and Agency Obligations                                              3,129
                                                                                        -------


                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
U.S. Government Agency Mortgage-Backed Securities -- 8.4%
 Fixed Rate Securities -- 8.4%
 Fannie Mae                                        6.500%      7/1/29          312      $   326
 Freddie Mac                                       6.500%      8/1/29          677          705
 Government National Mortgage Association          7.000%      8/15/28          62           65
 Government National Mortgage Association          6.500%     10/15/31       1,971        2,072
 Government National Mortgage Association          6.000%     11/15/32         534          560
                                                                                        -------
Total U.S. Government Agency Mortgage-Backed
 Securities                                                                               3,728
                                                                                        -------

Foreign Government Obligations -- 4.6%
 Fixed Rate Securities -- 4.3%
 Federative Republic of Brazil                    14.500%     10/15/09          80           93(G)
 Federative Republic of Brazil                    12.000%      4/15/10          70           73(G)
 Federative Republic of Brazil                     8.000%      4/15/14          25           21(G)
 Federative Republic of Brazil                     8.000%      4/15/14         215          188(G)
 Federative Republic of Brazil                    11.000%      8/17/40         144          131(G)
 Republic of Bulgaria                              8.250%      1/15/15         129          152(G)
 Republic of Colombia                             10.500%      7/9/10           30           35(G)
 Republic of Colombia                             11.750%      2/25/20          95          118(G)
 Republic of Panama                                9.375%      7/23/12         110          128(G)
 Republic of Panama                               10.750%      5/15/20          30           37(G)
 Republic of Peru                                  5.000%      3/7/17          115           95(E,G)
 Republic of Peru                                  5.000%      3/7/17           77           65(B,E,G)
 Republic of the Philippines                       9.875%      1/15/19         120          133(D,G)
 Russian Federation                                8.250%      3/31/10          10           11(G)
 Russian Federation                                5.000%      3/31/30         180          177(E,G)
 United Mexican States                             8.375%      1/14/11         100          120(G)
 United Mexican States                            11.500%      5/15/26         235          350(G)
                                                                                        -------
                                                                                          1,927
                                                                                        -------

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                   Rate     Maturity Date  Par(A)        Value
-----------------------------------------------------------------------------------------------
United States Dollar -- Continued
Foreign Government Obligations -- Continued
 Indexed Securities(D) -- 0.3%
 Federative Republic of Brazil                     2.188%      4/15/09          21      $    18(G)
 Federative Republic of Brazil                     2.188%      4/15/12          60           45(G)
 Federative Republic of Brazil                     2.188%      4/15/12          80           60(G)
                                                                                        -------
                                                                                            123
                                                                                        -------
Total Foreign Government Obligations                                                      2,050
                                                                                        -------

Warrants -- N.M.
 AT&T Latin America Corporation                                                 18wts         0
                                                                                        -------
Total United States Dollar                                                               17,487
                                                                                        -------
Total Long-Term Securities (Identified Cost -- $35,877)                                  39,852
-----------------------------------------------------------------------------------------------

Short-Term Securities -- 5.6%

U.S. Government and Agency Obligations -- 0.7%
 Federal Home Loan Bank                            0.000%      7/9/03      $   100          100(F,J)
 Freddie Mac                                       0.000%      7/30/03         200          200(F,J)
                                                                                        -------
                                                                                            300
                                                                                        -------
Options Purchased(K) -- 0.2%
 Bundesobligation Call, August 2003, Strike
   Price EUR 122.22                                                          1,320(L)       0.3
 Euribor Futures Call, September 2003, Strike
   Price EUR 94.50                                                              18(L)        71
 OTC Bundesobligation Call, July 2003, Strike
   Price EUR 114.60                                                          1,320(L)         1
 OTC Bundesobligation Call, July 2003, Strike
   Price EUR 118.22                                                          1,115(L)         1
                                                                                        -------
                                                                                             73
                                                                                        -------

Repurchase Agreements -- 4.7%
 Deutsche Bank AG
   1.2%, dated 6/30/03, to be repurchased at $1,000
   on 7/1/03 (Collateral: $892 Fannie Mae notes, 5.25%,
   due 1/15/14, value $1,021)                                              $ 1,000      $ 1,000

                                                                           Par (A)       Value
-----------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

 Lehman Brothers, Inc.
   1.15%, dated 6/30/03, to be repurchased at $1,100
   on 7/1/03 (Collateral: $970 Tennessee Valley Authority notes,
   5.88%, due 4/1/36, value $1,122)                                        $ 1,100      $ 1,100
                                                                                        -------
                                                                                          2,100
                                                                                        -------
Total Short-Term Securities (Identified Cost -- $2,454)                                   2,473
-----------------------------------------------------------------------------------------------
Total Investments -- 95.7% (Identified Cost -- $38,331)                                  42,325
Other Assets Less Liabilities -- 4.3%                                                     1,889
                                                                                        -------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 4,857 Primary Class shares outstanding                                    $46,078
Under/(Over) distributed net investment income                                (256)
Accumulated net realized gain/(loss) on investments and currency
 transactions                                                               (5,771)
Unrealized appreciation/(depreciation) of investments and currency
 translations                                                                4,163
                                                                           -------

NET ASSETS -- 100.0%                                                                    $44,214
                                                                                        =======

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                            $9.10
                                                                                        =======

 Semi-Annual Report to Shareholders

Global Income Trust -- Continued

                                                     Expiration     Actual     Appreciation/
                                                        Date       Contracts   (Depreciation)
---------------------------------------------------------------------------------------------
Futures Contracts Written(K)
U.S. Treasury Bond Futures                         September 2003      12           $ 28
U.S. Treasury Note Futures                         September 2003       7              4
U.S. Treasury Note Futures                         September 2003      11             11
                                                                                    ----
                                                                                    $ 43
                                                                                    ----
Written Options(K)
U.S. Treasury Note Futures Put, Strike Price
 $115.50                                           September 2003      10           $ (5)
                                                                                    ----
---------------------------------------------------------------------------------------------

(A) Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.3% of net assets.

(C) Treasury Inflation-Protected Security -- Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(D) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of June 30, 2003.

(E) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

(F) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(G) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(H) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(I) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(J) Collateral to cover futures contracts.

(K) Options and futures are described in more detail in the notes to financial statements.

(L) Par shown represents the actual number of contracts.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

International Equity Trust

                                                               Shares            Value
----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.6%

Australia -- 1.7%
 AMP Industrial Trust                                             193           $    153
 BHP Billiton Limited                                              30                174
 CFS Gandel Retail Trust                                          230                205
 Commonwealth Property Office Fund                                269                217
 Deutsche Diversified Trust                                       215                166
 ING Industrial Fund                                              270                312
 Jupiters Limited                                                  67                286
 Macquarie CountryWide Trust                                      174                200
 National Australia Bank Limited                                    2                 34
 OneSteel Limited                                                 162                209
                                                                                --------
                                                                                   1,956
                                                                                --------
Austria -- 0.5%
 Telekom Austria AG                                                45                509(A)
                                                                                --------
Belgium -- 1.8%
 Algemene Maatschappij voor Nijverheidskredit NV (Almanij)          9                351
 Barco NV                                                           4                252
 Colruyt NV                                                         4                291
 KBC Bankverzekeringsholding                                       14                531
 Mobistar SA                                                       15                605(A)
                                                                                --------
                                                                                   2,030
                                                                                --------
Brazil -- 0.4%
 Banco Itau Holding Financeira S.A.                             3,460                231
 Tele Norte Leste Participacoes S.A. (Telemar) - ADR               21                244
                                                                                --------
                                                                                     475
                                                                                --------
Canada -- 0.2%
 National Bank of Canada                                            8                226
                                                                                --------
China -- 0.4%
 People's Food Holdings Limited                                   751                409
                                                                                --------

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                               Shares            Value
----------------------------------------------------------------------------------------
Denmark -- 0.3%
 Radiometer A/S                                                     5           $    361
                                                                                --------
Finland -- 3.1%
 Elcoteq Network                                                   17                202
 Fortum Oyj                                                        31                252
 Huhtamaki Oyj                                                     16                161
 Instrumentarium Corporation                                       39              1,470
 Kone Oyj                                                           7                305
 Nokia Oyj                                                         61              1,003
 Pohjola Group plc                                                  8                129
                                                                                --------
                                                                                   3,522
                                                                                --------
France -- 7.6%
 Alcatel SA                                                        23                203(A)
 Aventis SA                                                         5                254
 Axa                                                               67              1,042
 BNP Paribas SA                                                    13                646
 Carrefour SA                                                      13                641
 Christian Dior SA                                                  7                268
 CNP Assurances                                                    15                639
 Compagnie Generale des Etablissements Michelin                     7                282
 Dassault Systemes SA                                               7                230
 France Telecom SA                                                 59              1,450
 PSA Peugeot Citroen                                                9                429
 SEB SA                                                             5                415
 Suez SA                                                           16                247
 TotalFinaElf SA                                                   10              1,457
 Vinci SA                                                           6                377
                                                                                --------
                                                                                   8,580
                                                                                --------
Germany -- 5.6%
 Altana AG                                                         18              1,134
 BASF AG                                                           14                581
 Continental AG                                                    14                295
 Deutsche Bank AG                                                   2                105
 Deutsche Telekom AG                                               58                892(A)
 E. ON AG                                                          15                757

                                                               Shares            Value
----------------------------------------------------------------------------------------
Germany -- Continued
 Fresenius AG - preferred stock                                     4           $    196
 Hannover Rueckversicherungs AG                                     9                234
 Merck KGaA                                                         9                248
 SAP AG                                                             3                313
 Schwarz Pharma AG                                                  8                296
 Siemens AG                                                        12                602
 ThyssenKrupp AG                                                   31                358
 United Internet AG                                                16                277
                                                                                --------
                                                                                   6,288
                                                                                --------
Greece -- 0.6%
 Cosmote Mobile Communications S.A.                                21                223
 Public Power Corporation (PPC)                                    28                511
                                                                                --------
                                                                                     734
                                                                                --------
Hong Kong -- 0.9%
 Euro-Asia Agricultural (Holdings) Company Limited              5,506                  0(B)
 Hong Kong Exchanges & Clearing Limited                           452                655
 Star Cruises Limited                                           1,503                390
                                                                                --------
                                                                                   1,045
                                                                                --------
India -- 1.3%
 Geodesic Information Systems                                      82                298
 Hindustan Petroleum Corporation Limited                           88                660
 Oil and Natural Gas Corporation Limited                           52                544
                                                                                --------
                                                                                   1,502
                                                                                --------
Ireland -- 2.8%
 Allied Irish Banks plc                                            74              1,108
 Anglo Irish Bank Corporation plc                                  65                571
 Bank of Ireland                                                   68                829
 Fyffes plc                                                       200                315
 Independent News & Media plc                                     217                395
                                                                                --------
                                                                                   3,218
                                                                                --------
Italy -- 2.9%
 Banca Popolare di Bergamo-Credito Varesino Scrl                   37                853
 Buzzi Unicem S.p.A.                                               41                277
 Credito Emiliano S.p.A.                                           48                255

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                               Shares            Value
----------------------------------------------------------------------------------------
Italy -- Continued
 ENI S.p.A.                                                        78           $  1,177
 Merloni Elettrodomestici S.p.A.                                   26                386
 UniCredito Italiano S.p.A.                                        70                332
                                                                                --------
                                                                                   3,280
                                                                                --------
Japan -- 13.8%
 Aioi Insurance Company, Limited                                   93                227
 ARUZE CORP.                                                        8                260
 ASAHI BREWERIES, LTD.                                             26                157
 Benesse Corporation                                               15                266
 BRIDGESTONE CORPORATION                                            7                 95
 CANON, INC.                                                       21                965
 CANON SALES CO., INC.                                             25                196
 Cleanup Corporation                                               15                148
 COSMO OIL COMPANY, LIMITED                                       129                209
 DAITO TRUST CONSTRUCTION CO., LTD.                                29                602
 EIZO NANAO CORPORATION                                            15                206
 EXEDY Corporation                                                 21                220
 FamilyMart Co., Ltd.                                              10                175
 Fuji Photo Film Co., Ltd.                                          3                 93
 Hitachi Maxell, Ltd.                                              14                199
 HONDA MOTOR CO., LTD.                                             12                456
 JAPAN TOBACCO INC.                                              0.02                130
 KAPPA CREATE CO., LTD.                                             4                197
 KAYABA INDUSTRY CO., LTD.                                         83                244
 KDDI CORPORATION                                                0.09                372
 KIRIN BEVERAGE CORPORATION                                        12                181
 KOYO SEIKO CO., LTD.                                              51                365
 Kuraya Sanseido Inc.                                              25                187
 Matsumotokiyoshi Co., Ltd.                                         4                170
 Meiji Dairies Corporation                                         63                234
 MINOLTA CO., LTD.                                                 25                177
 MITSUI & CO., LTD.                                                44                221
 Mitsui O.S.K. Lines, Ltd.                                        100                304
 Mitsui Trust Holdings, Inc.                                      101                222
 Morinaga Milk Industry Co., Ltd.                                  70                215
 NAMCO LIMITED                                                     11                181

                                                               Shares            Value
----------------------------------------------------------------------------------------
Japan -- Continued
 NHK SPRING CO., LTD.                                              62           $    218
 NIFCO INC.                                                        18                193
 NIPPON MEAT PACKERS, INC.                                         23                218
 NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT)                 0.1                719
 Nissen Co., Ltd.                                                  26                327
 NISSIN CO., LTD.                                                 0.4                  2
 NTT DoCoMo, Inc.                                                 0.3                807
 OBAYASHI CORPORATION                                              92                282
 Oki Electric Industry Company, Limited                            88                253
 ORIX Corporation                                                   5                255
 OSAKA GAS CO., LTD.                                              233                577
 RICOH COMPANY, LTD.                                               10                164
 Sekisui Chemical Co., Ltd.                                        73                247
 Sumitomo Rubber Industries, Ltd.                                  40                180
 SUZUKEN CO., LTD.                                                  8                193
 Takeda Chemical Industries, Ltd.                                  14                517
 TDK CORPORATION                                                    4                198
 The Kansai Electric Power Company, Incorporated                   16                258
 The Tokyo Electric Power Company, Incorporated                    61              1,168
 Toyota Motor Corporation                                          20                519
 Yamaha Motor Co., Ltd.                                            58                490
                                                                                --------
                                                                                  15,659
                                                                                --------
Netherlands -- 5.0%
 ABN AMRO Holding N.V.                                             62              1,188
 Corio N.V.                                                         5                161
 CSM N.V. - Coupon                                                 35                765
 ING Groep N.V.                                                    45                778
 Koninklijke (Royal) Philips Electronics N.V.                      10                196
 Royal Dutch Petroleum Company                                     40              1,864
 Unilever N.V.                                                     13                725
                                                                                --------
                                                                                   5,677
                                                                                --------
New Zealand -- 0.1%
 Fletcher Building Limited                                         49                106
                                                                                --------

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                               Shares            Value
----------------------------------------------------------------------------------------
Norway -- 1.0%
 DnB Holding ASA                                                   66           $    325
 Fast Search & Transfer ASA                                       150                164(A)
 Fast Search & Transfer ASA - warrants                              2               0.02(A,B)
 Schibsted ASA                                                     17                241
 Statoil ASA                                                       44                375
                                                                                --------
                                                                                   1,105
                                                                                --------
Russia -- 0.3%
 YUKOS - ADR                                                        5                294
                                                                                --------
Singapore -- 0.9%
 Keppel Corporation Limited                                        85                237
 Neptune Orient Lines Limited                                     733                616(A)
 Singapore Post Limited                                           369                142(A)
                                                                                --------
                                                                                     995
                                                                                --------
South Korea -- 0.7%
 Pohang Iron & Steel Co., Ltd. (POSCO)                              2                229
 Samsung Electronics Co., Ltd.                                      1                285
 SK Telecom Co., Ltd. - ADR                                        16                296
                                                                                --------
                                                                                     810
                                                                                --------
Spain -- 7.4%
 Abertis Infraestructuras SA                                       40                560
 Altadis, SA                                                       12                312
 Banco Bilbao Vizcaya Argentaria, SA                               84                888
 Banco Santander Central Hispano SA                                77                676
 Corporacion Mapfre SA                                             31                335
 Cortefiel, SA                                                     33                225
 Endesa, SA                                                        47                792
 Grupo Dragados, SA                                                38                764
 Grupo Ferrovial, SA                                               29                788
 Inmobiliaria Colonial, SA                                         19                345
 Red Electrica de Espana                                           41                532
 Repsol YPF, SA                                                    25                411

                                                               Shares            Value
----------------------------------------------------------------------------------------
Spain -- Continued
 Telefonica, SA                                                   155           $  1,797(A)
 Telefonica, SA - ADR                                             0.4                 14(A)
                                                                                --------
                                                                                   8,439
                                                                                --------
Sweden -- 1.8%
 Axfood AB                                                         14                260
 ForeningsSparbanken AB (Swedbank)                                 23                318
 SSAB Svenskt Stal AB                                              21                281
 Svenska Handelsbanken AB                                          51                841
 Volvo AB                                                          14                315
                                                                                --------
                                                                                   2,015
                                                                                --------
Switzerland -- 4.9%
 Adecco SA                                                          5                186
 Micronas Semiconductor Holding AG                                 11                224(A)
 Nestle SA                                                          5                995
 Novartis AG                                                       35              1,404
 Roche Holding AG                                                   8                651
 Swiss Re                                                           4                239
 UBS AG                                                            26              1,450
 Zurich Financial Services AG                                       4                454(A)
                                                                                --------
                                                                                   5,603
                                                                                --------
Taiwan -- 1.3%
 ASE Test Limited - ADR                                           139                764(A)
 GigaMedia Ltd. - ADR                                             179                209(A)
 United Microelectronics Corporation - ADR                        130                487(A)
                                                                                --------
                                                                                   1,460
                                                                                --------
United Kingdom -- 28.3%
 Aggregate Industries plc                                         191                250
 Alliance Unichem plc                                              59                485
 Allied Domecq plc                                                120                662
 AstraZeneca Group plc                                             18                715
 Barclays plc                                                      67                501
 Barratt Developments plc                                          46                328
 Bellway plc                                                       15                141
 Boots Group plc                                                   54                582

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                               Shares            Value
----------------------------------------------------------------------------------------
United Kingdom -- Continued
 Bovis Homes Group plc                                             45           $    318
 BP Amoco plc                                                     419              2,909
 British American Tobacco plc                                      38                434
 BT Group plc                                                     353              1,188
 Cattles plc                                                       47                249
 Crest Nicholson plc                                               62                235
 Dairy Crest Group plc                                             66                495
 DS Smith plc                                                      94                257
 Galen Holdings plc                                                25                212
 Geest plc                                                         51                395
 George Wimpey plc                                                 95                464
 GlaxoSmithKline plc                                              111              2,249
 HBOS plc                                                         121              1,573
 HSBC Holdings plc                                                186              2,195
 Kelda Group plc                                                   99                700
 Kingfisher plc                                                    92                423
 Lloyds TSB Group plc                                             157              1,116
 Man Group plc                                                     15                297
 McCarthy & Stone plc                                              45                362
 Misys plc                                                         77                325
 Northern Rock plc                                                 67                794
 Northgate plc                                                     33                281
 Pennon Group plc                                                  27                306
 Persimmon plc                                                     67                525
 Premier Farnell plc                                               59                196
 Provident Financial plc                                           31                330
 Prudential plc                                                    40                245
 Redrow plc                                                        75                369
 Royal Bank of Scotland Group plc                                  54              1,513
 Shell Transport & Trading Company plc                            330              2,180
 Tate + Lyle plc                                                  102                578
 Taylor Woodrow plc                                                86                287
 Tesco plc                                                         86                311
 The Berkeley Group plc                                            31                387
 Thus Group plc                                                 1,144                350(A)

                                                             Shares/Par          Value
----------------------------------------------------------------------------------------
United Kingdom -- Continued
 Vodafone Group plc                                             1,615           $  3,163
 Wilson Connolly Holdings plc                                      68                210
                                                                                --------
                                                                                  32,085
                                                                                --------
Total Common Stock and Equity Interests (Identified Cost -- $98,563)             108,383
----------------------------------------------------------------------------------------
Repurchase Agreements -- 4.0%

J.P. Morgan Chase & Co.
 1.13%, dated 6/30/03, to be repurchased at $2,265 on
 7/1/03
 (Collateral: $1,838 Fannie Mae notes, 6.625%, due
 11/15/10, value $2,313)                                       $2,265              2,265
State Street Bank and Trust Company
 1.12%, dated 6/30/03, to be repurchased at $2,265 on
 7/1/03
 (Collateral: $1,905 Fannie Mae notes, 6%, due 5/15/11,
 value $2,313)                                                  2,265              2,265
                                                                                --------
Total Repurchase Agreements (Identified Cost -- $4,530)                            4,530
----------------------------------------------------------------------------------------
Total Investments -- 99.6% (Identified Cost -- $103,093)                         112,913
Other Assets Less Liabilities -- 0.4%                                                477
                                                                                --------

NET ASSETS -- 100.0%                                                            $113,390
                                                                                ========

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued


----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 11,224 Primary Class shares outstanding                                        $168,198
           1,211 Financial Intermediary Class shares
   outstanding                                                                    11,464
            134 Institutional Class shares outstanding                             4,302
Undistributed net investment income                                                  758
Accumulated net realized gain/(loss) on investments and
 currency transactions                                                           (81,185)
Unrealized appreciation/(depreciation) of investments and
 currency translations                                                             9,853
                                                                                --------

NET ASSETS                                                                      $113,390
                                                                                ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                     $9.00
                                                                                ========
 FINANCIAL INTERMEDIARY CLASS                                                      $9.22
                                                                                ========
 INSTITUTIONAL CLASS                                                               $9.22
                                                                                ========
----------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

N.M. -- Not meaningful.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

Emerging Markets Trust

                                                              Shares           Value
-------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.0%
Argentina -- 0.2%
 Perez Companc S.A.                                                18         $   147(A)
                                                                              -------
Bermuda -- 1.1%
 Brilliance China Automotive Holdings Limited                       5             148
 Digital China Holdings Limited                                 1,491             392
 Euro-Asia Agricultural (Holdings) Company Limited              1,648               0(A,B)
 GZI Transport Limited                                            736             144
                                                                              -------
                                                                                  684
                                                                              -------
Brazil -- 10.3%
 Banco Itau Holding Financeira S.A.                            10,881             725
 Brasil Telecom Particicpacoes S.A. - ADR - preferred shares       21             802
 Brasil Telecom S.A.                                              451               2
 Companhia de Bebidas das Americas (Ambev) - ADR - preferred
   shares                                                           7             145
 Companhia Siderurgica de Tubarao - preferred shares            2,076              36
 Companhia Siderurgica Nacional S.A. (CSN)                     20,241             497
 Companhia Vale do Rio Doce - ADR - preferred shares                8             246
 Companhia Vale do Rio Doce - preferred shares                     16             441
 Companhia Vale do Rio Doce - Certificates of Entitlements         11               0(A,B)
 Gerdau S.A. - preferred shares                                    34             392
 Itausa - Investimentos Itau S.A. - preferred shares              334             263
 Petroleo Brasileiro S.A. - Petrobras - ADR                        84           1,486
 Tele Norte Leste Participacoes S.A.
   (Telmar) - ADR - preferred shares                               74             862
 Unibanco - Uniao de Bancos Brasileiros S.A. - ADR                  6             108
 Usinas Siderurgicas de Minas Gerais S.A.
   (Usiminas) - preferred shares                                   44             203(A)
                                                                              -------
                                                                                6,208
                                                                              -------
Cayman Islands -- 0.4%
 Far East Pharmaceutical Technology Company Limited               769             244
                                                                              -------

 Semi-Annual Report to Shareholders

Emerging Markets Trust -- Continued

                                                              Shares           Value
-------------------------------------------------------------------------------------
China -- 3.0%
 Beijing Capital Land Limited                                   2,680         $   498(A)
 China Petroleum and Chemical Corporation (Sinopec)             1,528             365
 China Shipping Development Company Limited                       406             146
 China Telecom Corporation Limited                              1,504             345
 Hainan Meilan Airport Company Limited                              5               2
 PetroChina Company Limited                                     1,350             407
 Shenyang Public Utility Holdings Company Limited                 209              24(A)
                                                                              -------
                                                                                1,787
                                                                              -------
Hong Kong -- 1.3%
 China Mobile (Hong Kong) Limited                                 200             472
 Sinopec Shanghai Petrochemical Company Limted                  1,408             274
                                                                              -------
                                                                                  746
                                                                              -------
Hungary -- 0.5%
 EGIS Rt.                                                           2              79
 Gedeon Richter Rt.                                                 3             242
                                                                              -------
                                                                                  321
                                                                              -------
India -- 7.6%
 Aurobindo Pharmaceuticals Limited                                 32             257
 Bajaj Auto Limited                                                24             300(A)
 BSES Limited                                                      37             220
 Dr. Reddy's Laboratories Limited                                  16             388
 Geodesic Information Systems                                     105             382(A)
 Himachal Futuristic Communications, Limited                      0.1             0.1(A)
 Hindustan Petroleum Corporation Limited                           82             621
 I-Flex Solutions Limited                                          10             229
 Industrial Development Bank of India Limited                     536             394
 Mahindra & Mahindra Limited                                       87             278
 Maruti Udyog Limited                                              49             131
 Matrix Laboratories Limited                                       26             304
 National Aluminum Co. Limited                                    135             326
 Sinopec Zhenhai Refining and Chemical Company Limited            378             148
 State Bank of India                                               50             414
 The Jammu & Kashmir Bank Limited                                  31             141
                                                                              -------
                                                                                4,533
                                                                              -------

                                                              Shares           Value
-------------------------------------------------------------------------------------
Indonesia -- 2.5%
 PT Astra International Tbk                                       457         $   198(A)
 PT Bank Mandiri                                                1,582             129
 PT Indofood Sukses Makmur Tbk                                  6,143             633
 PT Kalbe Farma Tbk                                             1,109              81(A)
 PT Telekomunikasi Indonesia                                      826             463
                                                                              -------
                                                                                1,504
                                                                              -------
Israel -- 3.4%
 Bank Hapoalim                                                    287             610(A)
 Check Point Software Technologies Ltd. - ADR                      16             317(A)
 Orbotech, Ltd.                                                     3              56(A)
 Teva Pharmaceutical Industries Ltd. - ADR                         19           1,065
                                                                              -------
                                                                                2,048
                                                                              -------
Malaysia -- 2.1%
 Genting Berhad - ADR                                              64             251(A)
 IOI Corporation Berhad                                            57              85
 Pernas International Holdings Berhad                           1,578             340(A)
 Resorts World Berhad                                             108             279
 SP Setia Berhad                                                  368             277
                                                                              -------
                                                                                1,232
                                                                              -------
Mexico -- 8.0%
 Alfa, S.A.                                                       116             233
 America Movil S.A. de C.V.                                       917             860(A)
 Cemex S.A. de C.V. - ADR                                         161             719
 Fomento Economico Mexicana, S.A. de C.V. - ADR                    10             426
 Grupo Financiero Banorte S.A. de C.V.                             40             111
 Grupo Financiero BBVA Bancomer, S.A. de C.V. (GFB)               478             404(A)
 Grupo Televisa S.A. - ADR                                         15             523
 Telefonos de Mexico S.A. de C.V. (Telmex)                        553             868
 Wal-Mart de Mexico S.A. de C.V. - Class C                        241             648
                                                                              -------
                                                                                4,792
                                                                              -------

 Semi-Annual Report to Shareholders

Emerging Markets Trust -- Continued

                                                              Shares           Value
-------------------------------------------------------------------------------------
Poland -- 1.3%
 Bank Pekao SA                                                     11         $   293(A)
 KGHM Polska Miedz SA                                              49             179(A)
 Telekomunikacja Polska SA                                         82             288
                                                                              -------
                                                                                  760
                                                                              -------
Russia -- 7.8%
 AO VimpelCom - ADR                                                 7             321(A)
 Gazprom - ADR                                                     39             724
 GMK Norilsk Nickel - ADR                                          13             452(A)
 Lukoil - ADR                                                       1              79(C)
 Mobile Telesystems - ADR                                           7             430
 OAO LUKoil - ADR                                                  15           1,169
 RAO Unified Energy Systems - ADR                                  13             339
 YUKOS - ADR                                                       21           1,146
                                                                              -------
                                                                                4,660
                                                                              -------
South Africa -- 10.4%
 ABSA Group Limited                                                92             432
 African Bank Investments Limited                                 432             358
 Anglo American plc                                               124           1,926
 Bidvest Group Limited                                             47             268
 Edgars Consolidated Stores Limited                                 3              32
 FirstRand Limited                                                373             381
 Foschini Limited                                                  93             183
 Harmony Gold Mining Company Limited                               25             325
 Impala Platinum Holdings Limited                                   7             405
 Imperial Holdings Limited                                         36             258(A)
 Massmart Holdings Limited                                         47             133
 Metro Cash And Carry Limited                                     212              65(A)
 MTN Group Limited                                                413             898(A)
 Standard Bank Group Limited                                      110             480
 Telkom South Africa Limited                                       17              88
                                                                              -------
                                                                                6,232
                                                                              -------
South Korea -- 18.2%
 CJ Food System Co., Ltd.                                           7              61
 Hanwha Chemical Corporation                                       52             269(A)
 Hyundai Mobis                                                      9             241

                                                              Shares           Value
-------------------------------------------------------------------------------------
South Korea -- Continued
 Hyundai Motor Co., Ltd.                                            9         $   228
 Kookmin Bank                                                      28             841
 Korea Electric Power Corporation                                  15             231
 Korea Telecom Corporation                                         11             414
 KT Corporation - ADR                                               6             120
 KT&G Corporation                                                   9             140
 LG Ad Inc.                                                         4              72
 LG Chem Ltd.                                                       5             183
 LG Electronics Inc.                                               11             455
 LG Petrochemical Co., Ltd.                                         9             156
 Pohang Iron & Steel Co. Ltd. (POSCO)                              10           1,064
 Pohang Iron & Steel Co., Ltd. (POSCO) - ADR                       10             249
 Samsung Electronics Co., Ltd.                                     11           3,306
 Samsung Electronics Co., Ltd. - preferred shares                   4             582
 Samsung Securities Co., Ltd.                                      20             476
 Shinsegae Department Store Company                                 3             443
 SK Telecom Co., Ltd.                                               5             895
 SK Telecom Co., Ltd. - ADR                                        23             440
                                                                              -------
                                                                               10,866
                                                                              -------
Taiwan -- 11.4%
 ASE Test Limited - ADR                                           200           1,100(A)
 AU Optronics Corp.                                               729             505
 AU Optronics Corp. - ADR                                          59             410(A)
 China Steel Corporation                                          178             123
 Chinatrust Financial Holding Company Ltd.                        274             221(A)
 D-Link Corporation                                               302             275
 Delta Electronics Inc.                                           242             287
 Evergreen Marine Corporation                                     156             111
 Formosa Chemicals & Fibre Corporation                            260             291
 Formosa Plastic Corporation                                      188             261
 Gamania Digital Entertainment Co., Ltd.                           94              77
 GigaMedia Ltd. - ADR                                             188             219(A)
 Hon Hai Precision Industry Co., Ltd.                             189             686
 Nan Ya Plastic Corporation                                       116             126
 Nanya Technology Corp.                                           115              83(A)
 SinoPac Holdings                                                 356             130(A)

 Semi-Annual Report to Shareholders

Emerging Markets Trust -- Continued

                                                              Shares           Value
-------------------------------------------------------------------------------------
Taiwan -- Continued
 Taishin Financial Holdings Co., Ltd.                             167         $    87(A)
 Taiwan Semiconductor Manufacturing Company                       261             431(A)
 United Microelectronics Corporation                            1,578           1,017(A)
 Yuanta Securities Corporation                                    671             351
                                                                              -------
                                                                                6,791
                                                                              -------
Thailand -- 4.6%
 Advanced Info Service Public Company Limited                     219             317
 Bangkok Expressway Public Company Limited                        526             250
 Italian-Thai Development Public Company Limited                  621             494(A)
 K.R. Precision Public Company Limited                          2,008             187
 Kiatnakin Finance Public Company Limited                         253             200
 M.K. Real Estate Development Public Company Limited              305             170
 National Finance Public Company Limited                          422             152
 Precious Shipping Public Company Limited                          12              14
 Quality House Public Company Limited                             314              56
 Quality House Public Company Limited - warrants                   63               2
 Shin Corporation Public Company Limited                          950             429
 Sino Thai Engineering & Construction Public Company Limited      610              94
 Thai Farmers Bank Public Company Limited                         137             128
 Thoresen Thai Agencies Public Company Limited                    152              27
 United Communication Industry Public Company Limited             109              57
 Vinythai Public Company Limited                                  500             146
                                                                              -------
                                                                                2,723
                                                                              -------
Turkey -- 1.9%
 Akbank T.A.S.                                                 79,057             234
 Haci Omer Sabanci Holding A.S.                               124,202             298
 Koc Holding A.S.                                              16,430             143(A)
 Turkcell Iletisim Hizmetleri A.S.                             41,913             281(A)
 Turkiye Sinai Kalkinma Bankasi A.S.                           46,401             147(A)
                                                                              -------
                                                                                1,103
                                                                              -------
Total Common Stock and Equity Interests (Identified
 Cost -- $51,202)                                                              57,381
-------------------------------------------------------------------------------------

                                                                Par            Value
-------------------------------------------------------------------------------------
Repurchase Agreements -- 1.7%

J.P. Morgan Chase & Co.
 1.13%, dated 6/30/03, to be repurchased at $1,001 on 7/1/03
 (Collateral: $812 Fannie Mae notes, 6.625%, due 11/15/10,
 value $1,022)                                                $ 1,001         $ 1,001
                                                                              -------
Total Repurchase Agreements (Identified Cost -- $1,001)                         1,001
-------------------------------------------------------------------------------------
Total Investments -- 97.7% (Identified Cost -- $52,203)                        58,382
Other Assets Less Liabilities -- 2.3%                                           1,371
                                                                              -------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 5,831 Primary Class shares outstanding                       $68,594
Undistributed net investment income/(loss)                       (304)
Accumulated net realized gain/(loss) on investments and
 currency transactions                                        (14,714)
Unrealized appreciation/(depreciation) of investments and
 currency translations                                          6,177
                                                              -------

NET ASSETS -- 100.0%                                                          $59,753
                                                                              =======

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                 $10.25
                                                                              =======
-------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.1% of net assets.

N.M. -- Not meaningful.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statements of Operations

Legg Mason Global Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                Six Months Ended 6/30/03
                                                          -------------------------------------
                                                           Global     International   Emerging
                                                           Income        Equity        Markets
                                                            Trust         Trust         Trust
-----------------------------------------------------------------------------------------------
Investment Income:
Interest                                                   $1,080        $    14       $    20
Dividends                                                       1          1,941         1,087
 Less foreign tax withheld                                     --           (217)         (117)
                                                           ------        -------       -------
     Total income                                           1,081          1,738           990
                                                           ------        -------       -------
Expenses:
Management fee                                                159            332           262
Distribution and service fees:
 Primary Class                                                159            426           262
 Financial Intermediary Class                                 N/A              3           N/A
Audit and legal fees                                           28             31            28
Custodian fee                                                  71            146           139
Directors' fees and expenses                                    6              7             6
Registration fees                                               7             20             8
Reports to shareholders                                         8             19            10
Transfer agent and shareholder servicing expense:
 Primary Class                                                 24             77            43
 Financial Intermediary Class                                 N/A              1           N/A
 Institutional Class                                          N/A           N.M.           N/A
Other expenses                                                  4             10             6
                                                           ------        -------       -------
                                                              466          1,072           764
 Less fees waived                                             (62)           (90)         (111)
                                                           ------        -------       -------
     Total expenses, net of waivers                           404            982           653
                                                           ------        -------       -------
NET INVESTMENT INCOME/(LOSS)                                  677            756           337
                                                           ------        -------       -------
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
 Investments, options and futures                             503            850        (3,369)
 Foreign currency transactions                                348            (17)          (83)
                                                           ------        -------       -------
                                                              851            833        (3,452)
                                                           ------        -------       -------
Change in unrealized appreciation/(depreciation) of:
 Investments, options and futures                           1,321          9,309        12,463
 Assets and liabilities denominated in foreign
   currencies                                                  (4)             2            31
                                                           ------        -------       -------
                                                            1,317          9,311        12,494
                                                           ------        -------       -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS      2,168         10,144         9,042
-----------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             $2,845        $10,900       $ 9,379
-----------------------------------------------------------------------------------------------

N/A -- Not applicable.

N.M. -- Not meaningful.

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Global Trust, Inc.
(Amounts in Thousands)

                                                               Global Income Trust
                                                              ----------------------
                                                              Six Months     Year
                                                               Ended        Ended
                                                              6/30/03      12/31/02
------------------------------------------------------------------------------------
                                                              (Unaudited)
Change in Net Assets:
Net investment income/(loss)                                   $   677      $ 1,527
Net realized gain/(loss) on investments, options, futures
 and foreign currency transactions                                 851         (368)
Change in unrealized appreciation/(depreciation) of
 investments, options, futures, and assets and liabilities
 denominated in foreign currencies                               1,317        2,943
------------------------------------------------------------------------------------
Change in net assets resulting from operations                   2,845        4,102
Distributions to shareholders:
 From net investment income:
     Primary Class                                                (622)      (1,508)
     Financial Intermediary Class                                  N/A          N/A
     Institutional Class                                           N/A          N/A
Change in net assets from Fund share transactions:
     Primary Class                                                 541       (4,753)
     Financial Intermediary Class                                  N/A          N/A
     Institutional Class                                           N/A          N/A
Change in net assets from shares issued in connection with
 fund acquisition:
     Primary Class                                                 N/A          N/A
     Financial Intermediary Class                                  N/A          N/A
     Institutional Class                                           N/A          N/A
------------------------------------------------------------------------------------
Change in net assets                                             2,764       (2,159)
Net Assets:
Beginning of period                                             41,450       43,609
------------------------------------------------------------------------------------
End of period                                                  $44,214      $41,450
------------------------------------------------------------------------------------
Undistributed net investment income/(loss)                     $  (256)     $  (311)
------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

 Semi-Annual Report to Shareholders

                                                 International Equity Trust    Emerging Markets Trust
                                                 ------------------------------------------------------
                                                 Six Months       Year        Six Months      Year
                                                   Ended         Ended          Ended         Ended
                                                  6/30/03       12/31/02       6/30/03      12/31/02
-------------------------------------------------------------------------------------------------------
                                                 (Unaudited)                  (Unaudited)
Change in Net Assets:
Net investment income/(loss)                      $    756       $    221       $   337      $   (109)
Net realized gain/(loss) on investments,
 options, futures and foreign currency
 transactions                                          833        (14,030)       (3,452)       (5,029)
Change in unrealized
 appreciation/(depreciation) of investments,
 options, futures, and assets and liabilities
 denominated in foreign currencies                   9,311          1,592        12,494        (4,346)
-------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations      10,900        (12,217)        9,379        (9,484)
Distributions to shareholders:
 From net investment income:
     Primary Class                                     (34)            --            --            --
     Financial Intermediary Class                     (132)           N/A           N/A           N/A
     Institutional Class                               (12)            --           N/A           N/A
Change in net assets from Fund share
 transactions:
     Primary Class                                    (428)       (14,036)       (1,487)       (5,302)
     Financial Intermediary Class                     (608)           N/A           N/A           N/A
     Institutional Class                               519             91           N/A           N/A
Change in net assets from shares issued in
 connection with fund acquisition:
     Primary Class                                   9,952            N/A           N/A           N/A
     Financial Intermediary Class                   11,540            N/A           N/A           N/A
     Institutional Class                               527            N/A           N/A           N/A
-------------------------------------------------------------------------------------------------------
Change in net assets                                32,224        (26,162)        7,892       (14,786)
Net Assets:
Beginning of period                                 81,166        107,328        51,861        66,647
-------------------------------------------------------------------------------------------------------
End of period                                     $113,390       $ 81,166       $59,753      $ 51,861
-------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)        $    787       $    180       $  (304)     $   (641)
-------------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Global Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                              Investment Operations
                                         ---------------------------------------------------------------
                             Net Asset      Net            Net Realized and Unrealized
                              Value,     Investment        Gain/(Loss) on Investments,        Total From
                             Beginning    Income/             Options, Futures and            Investment
                             of Period     (Loss)         Foreign Currency Transactions       Operations
--------------------------------------------------------------------------------------------------------
Global Income Trust
  Six Months Ended
     June 30, 2003(A)         $ 8.63       $ .14(B)                  $  .46                     $  .60
  Years Ended Dec. 31,
     2002                       8.10         .30(B)                     .53                        .83
     2001                       8.25         .39                       (.19)                       .20
     2000                       9.28         .50(B)                    (.97)                      (.47)
     1999                      10.14         .40                       (.74)                      (.34)
     1998                       9.60         .37                        .70                       1.07
International Equity Trust
  Six Months Ended
     June 30, 2003(A)         $ 8.02       $ .06(E)                  $  .92                     $  .98
  Years Ended Dec. 31,
     2002                       9.19         .02(E)                   (1.19)                     (1.17)
     2001                      11.35        (.07)(E)                  (2.09)                     (2.16)
     2000                      14.23        (.11)                     (2.58)                     (2.69)
     1999                      12.64          --                       2.51                       2.51
     1998                      11.78         .01                        .99                       1.00
Emerging Markets Trust
  Six Months Ended
     June 30, 2003(A)         $ 8.64       $ .05(F)                  $ 1.56                     $ 1.61
  Years Ended Dec. 31,
     2002                      10.08        (.03)(F)                  (1.41)                     (1.44)
     2001                       9.74        (.05)(F)                    .39                        .34
     2000                      14.00        (.18)(F)                  (4.07)                     (4.25)
     1999                       6.96        (.08)(F)                   7.12                       7.04
     1998                       9.85         .01(F)                   (2.90)                     (2.89)
--------------------------------------------------------------------------------------------------------

(A) Unaudited.

(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.90% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 2.19%; for the years ended December 31, 2002, 2.18%; and 2000, 1.98%.

(C) Not annualized.

(D) Annualized.
See notes to financial statements.

                     Distributions
--------------------------------------------------------
                              From Net                     Net Asset
     From Net       Tax       Realized                      Value,
    Investment   Return of     Gain on         Total        End of
      Income      Capital    Investments   Distributions    Period
--------------------------------------------------------------------
      $(.13)       $  --        $  --          $(.13)       $ 9.10
       (.30)          --           --           (.30)         8.63
       (.15)        (.20)          --           (.35)         8.10
         --         (.56)          --           (.56)         8.25
       (.01)        (.43)        (.08)          (.52)         9.28
       (.47)          --         (.06)          (.53)        10.14
      $  --        $  --        $  --          $  --        $ 9.00
         --           --           --             --          8.02
         --           --           --             --          9.19
         --           --         (.19)          (.19)        11.35
       (.05)          --         (.87)          (.92)        14.23
       (.14)          --           --           (.14)        12.64
      $  --        $  --        $  --          $  --        $10.25
         --           --           --             --          8.64
         --           --           --             --         10.08
       (.01)          --           --           (.01)         9.74
         --           --           --             --         14.00
         --           --           --             --          6.96
--------------------------------------------------------------------

                                  Ratios/Supplemental Data
---  -----------------------------------------------------------------------------------
                                    Net Investment
                    Expenses        Income/(Loss)        Portfolio         Net Assets,
      Total        to Average         to Average         Turnover         End of Period
     Return        Net Assets         Net Assets           Rate          (in thousands)
---  -----------------------------------------------------------------------------------
       6.98%(C)       1.90%(B,D)         3.19%(B,D)          88%(D)         $ 44,214
      10.51%          1.90%(B)           3.70%(B)           141%              41,450
       2.47%          1.90%              4.23%              263%              43,609
      (5.02)%         1.90%(B)           6.48%(B)           190%              57,238
      (3.23)%         1.90%              4.58%              354%              86,634
      11.50%          1.87%              4.51%              288%             120,805
      12.26%(C)       2.25%(D,E)         1.70%(D,E)         124%(D)         $100,981
     (12.73)%         2.25%(E)            .23%(E)           109%              81,032
     (19.03)%         2.25%(E)           (.41)%(E)          202%             107,243
     (19.10)%         2.12%              (.65)%             193%             181,500
      20.58%          2.13%              (.06)%             148%             295,236
       8.49%          2.14%               .06%               72%             258,521
      18.63%(C)       2.50%(D,F)         1.29%(D,F)         158%(D)         $ 59,753
     (14.29)%         2.50%(F)           (.17)%(F)           78%              51,861
       3.49%          2.50%(F)           (.36)%(F)           64%              66,647
     (30.35)%         2.50%(F)          (1.19)%(F)          100%              74,868
     101.15%          2.50%(F)          (1.06)%(F)          123%             120,758
     (29.34)%         2.50%(F)            .09%(F)            76%              42,341
---

(E) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.25% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 2.46%; for the years ended December 31, 2002, 2.4%; and 2001, 2.27%.

(F) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 2.93%; for the years ended December 31, 2002, 2.96%; 2001, 2.83%; 2000, 2.58%; 1999, 2.75%;
    and 1998, 2.78%.

 Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Global Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Global Trust, Inc. ("Corporation"), consisting of the Global Income Trust ("Global Income"), the International Equity Trust ("International Equity") and the Emerging Markets Trust ("Emerging Markets") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. International Equity and Emerging Markets are diversified; Global Income is non-diversified.

  Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Classes of Global Income and Emerging Markets have not commenced operations. International Equity has an additional authorized class of shares: Financial Intermediary Class. Information about the Institutional and Financial Intermediary Classes is contained in a separate report to the shareholders of those classes. The income and expenses of International Equity are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-

--------------------------------------------------------------------------------

term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

  Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were:

                             Receivable for           Payable for
                             Securities Sold      Securities Purchased
----------------------------------------------------------------------
Global Income                    $   16                  $   42
International Equity              1,122                   2,338
Emerging Markets                    772                   1,416

  For the six months ended June 30, 2003, security transactions (excluding short-term investments) were:

                                 Purchases                     Proceeds From Sales
                      --------------------------------   --------------------------------
                      U.S. Gov't. Securities    Other    U.S. Gov't. Securities    Other
-----------------------------------------------------------------------------------------
Global Income                 $2,845           $17,724           $6,512           $ 9,104
International Equity              --            53,618               --            57,988
Emerging Markets                  --            39,998               --            42,643

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid monthly for Global Income, and annually for International Equity and Emerging Markets. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. At June 30, 2003, there were no dividends or capital gain distributions payable for any of the Funds. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

  Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.

  Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to repatriation of sales proceeds.

--------------------------------------------------------------------------------

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute substantially all taxable income and capital gains to their shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, capital loss carryforwards are:

Expiration  Global   International   Emerging
 Dec. 31,   Income      Equity       Markets
---------------------------------------------
 2006       $   --      $    --       $   33
 2007        4,319           --           --
 2008        1,987          835           --
 2009          107       25,801        4,483
 2010          205       15,789        4,735

3. Options and Futures:

  As part of its investment program, Global Income may utilize options and futures. International Equity and Emerging Markets may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:         IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the
                          option.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the
through a closing sale    proceeds from the closing sale transaction are
transaction               greater or less than the cost of the option.
---------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by the
                          premium originally paid to purchase the option.
---------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid to
                          purchase the put option.
---------------------------------------------------------------------------
WRITTEN OPTION:           IMPACT ON THE FUND:
The option expires        Realize a gain equal to the amount of the premium
                          received.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any
through a closing         unrealized gain or loss on the underlying
purchase transaction      security and eliminate the option liability. The
                          Fund will realize a loss in this transaction if
                          the cost of the closing purchase exceeds the
                          premium received when the option was written.
---------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the
exercised by the option   underlying security. The proceeds of the sale
purchaser                 will be increased by the premium originally
                          received when the option was written.
---------------------------------------------------------------------------
A written put option is   The amount of the premium originally received
exercised by the option   will reduce the cost of the security that the
purchaser                 Fund purchased when the option was exercised.
---------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in

--------------------------------------------------------------------------------

writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in written call and put options during the six months ended June 30, 2003, was as follows:

                                               Calls                   Puts
                                        --------------------   --------------------
                                         Actual                 Actual
            Global Income               Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002      12        $ 16         16        $  6
Options written                             31          27         75          40
Options closed                             (27)        (25)       (49)        (26)
Options expired                             (4)         (2)       (32)        (15)
Options exercised                          (12)        (16)        --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2003          --        $ --         10        $  5
===================================================================================

  Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and a Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at June 30, 2003, for Global Income are listed at the end of its statement of net assets.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

4. Financial Instruments:

Emerging Market Securities

  Each Fund has investments in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

  As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

--------------------------------------------------------------------------------

  At June 30, 2003, open forward currency exchange contracts (expressed in the contractual currency) were:

Global Income:

                           Contract to
                 -------------------------------   Unrealized
Settlement Date    Receive(A)       Deliver(A)     Gain/(Loss)
--------------------------------------------------------------
08/20/03         AUD     1,640    USD     1,058       $  38
08/20/03         USD       476    AUD       739         (18)
08/20/03         CAD     1,094    USD       785          19
08/20/03         EUR     1,490    USD     1,723         (10)
08/20/03         EUR       380    PLN     1,704          (9)
08/20/03         JPY   122,926    EUR       893          16
08/20/03         PLN       186    EUR        42           2
08/20/03         USD    11,971    EUR    10,339          96
08/20/03         GBP       343    USD       549          16
08/20/03         USD       470    GBP       293         (13)
08/20/03         JPY   726,607    USD     6,262        (187)
08/20/03         JPY   122,926    EUR       893         (14)
08/20/03         USD     5,012    JPY   582,134         146
08/20/03         PLN       186    EUR        42          (2)
08/20/03         EUR       380    PLN     1,704          10
08/20/03         USD     1,355    SEK    10,807           7
08/21/03         EUR       720    HUF   184,313         (19)
08/21/03         HUF   129,335    EUR       489          23
08/21/03         EUR       846    HUF   184,314          60
08/21/03         HUF   129,335    EUR       585         (34)
                                                      -----
                                                      $ 127
                                                      =====

5. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee,

---------------

(A) Definitions of currency abbreviations:

    AUD -- Australian dollar  JPY -- Japanese yen
      CAD -- Canadian dollar  SEK -- Swedish krona
      EUR -- Euro             PLN -- Polish zloty
      GBP -- British pound    USD -- United States dollar
      HUF --Hungarian forint

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense waivers are due to expire on April 30, 2004. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                          Six Months Ended          At
                                                           June 30, 2003      June 30, 2003
                                                          ----------------   ----------------
                                                             Management         Management
                                Management    Expense       Fees Waived        Fees Payable
Fund                               Fee       Limitation   (Actual Dollars)   (Actual Dollars)
---------------------------------------------------------------------------------------------
Global Income
  Primary Class                   0.75%        1.90%          $ 62,312           $12,823
International Equity
  Primary Class                   0.75%        2.25%            70,466            57,025
  Financial Intermediary Class    0.75%        1.50%             2,345             5,640
  Institutional Class             0.75%        1.25%               361               570
Emerging Markets
  Primary Class                   1.00%        2.50%           111,328            26,116

  Western Asset Management Company ("WAM") serves as investment adviser to Global Income. WAM is responsible for the actual investment activity of the Fund, for which LMFA pays a fee at an annual rate equal to 53 1/3% of the fee received by LMFA from Global Income.

  Western Asset Management Company Limited ("WAML") serves as investment sub-adviser to Global Income. WAM (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund's average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund's average daily net assets, net of any waivers.

  Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to International Equity and Emerging Markets. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 66 2/3% of the fee received by LMFA from International Equity and 75% of the fee received from Emerging Markets.

--------------------------------------------------------------------------------

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the NYSE, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's respective Class's average daily net assets, calculated daily and payable monthly, as follows:

                                                   Six Months Ended
                                                    June 30, 2003         At June 30, 2003
                                                   ----------------   ------------------------
                                                     Distribution     Distribution and Service
                          Distribution   Service     Fees Waived            Fees Payable
                              Fee          Fee     (Actual Dollars)       (Actual Dollars)
----------------------------------------------------------------------------------------------
Global Income
  Primary Class              0.50%        0.25%        $    --                $27,478
International Equity
  Primary Class              0.75%        0.25%         17,075                 84,014
  Financial Intermediary       --         0.25%             --                  2,364
Emerging Markets
  Primary Class              0.75%        0.25%             --                 47,883

  No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the six months ended June 30, 2003. LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended June 30, 2003:
Global Income, $8; International Equity, $23; and Emerging Markets, $14.

  LMFA, Batterymarch, WAM, WAML, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

6. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Funds had no borrowings under the Credit Agreement.

7. Acquisition of Legg Mason Europe Fund:

  On May 16, 2003, the International Equity Fund acquired substantially all of the assets of the Europe Fund, pursuant to the Agreement and Plan of Reorganization dated April 30, 2003, which was approved by the shareholders of the Europe Fund

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

on April 30, 2003. The acquisition was accomplished by a tax-free exchange of 1,277 Financial Intermediary Class shares (having a value of $11,540), 1,140 Primary Class shares (having a value of $9,952), and 58 Institutional Class shares (having a value of $527), for the 1,144 Class A, 1,040 Primary Class, and 52 Institutional Class shares, respectively, of the Europe Fund outstanding at the merger date. The Europe Fund's net assets at that date, which included $37,747 of accumulated net realized loss and $1,692 of net unrealized gain, were combined with those of the International Equity Fund, resulting in aggregate net assets of $110,920.

8. Fund Share Transactions:

  At June 30, 2003, there were 125,000 shares authorized at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were:

                                                         Reinvestment
                                          Sold         of Distributions
                                    ----------------   -----------------
                                    Shares   Amount    Shares    Amount
------------------------------------------------------------------------
Global Income
-- Primary Class
  Six Months Ended June 30, 2003      636    $ 5,675      62     $  555
  Year Ended Dec. 31, 2002            577      4,761     165      1,351
International Equity
-- Primary Class
  Six Months Ended June 30, 2003    5,394(B) $44,820(C)    3     $   32
  Year Ended Dec. 31, 2002          9,597     82,245      --         --
-- Financial Intermediary Class
  Period Ended June 30, 2003(D)     1,281(E) $11,581(F)   12     $  109
-- Institutional Class
  Six Months Ended June 30, 2003      121(G) $ 1,070(H)    1     $    8
  Year Ended Dec. 31, 2002             31        294      --         --
Emerging Markets
-- Primary Class
  Six Months Ended June 30, 2003      431    $ 3,914      --     $   --
  Year Ended Dec. 31, 2002            930      9,449      --         --
------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Repurchased          Net Change
                                    ------------------   -----------------
                                    Shares     Amount    Shares    Amount
--------------------------------------------------------------------------
Global Income
-- Primary Class
  Six Months Ended June 30, 2003       (642)  $ (5,689)      56   $    541
  Year Ended Dec. 31, 2002           (1,327)   (10,865)    (585)    (4,753)
International Equity
-- Primary Class
  Six Months Ended June 30, 2003     (4,276)  $(35,328)   1,121   $  9,524
  Year Ended Dec. 31, 2002          (11,157)   (96,281)  (1,560)   (14,036)
-- Financial Intermediary Class
  Period Ended June 30, 2003(D)         (82)  $   (758)   1,211   $ 10,932
-- Institutional Class
  Six Months Ended June 30, 2003         (4)  $    (32)     118   $  1,046
  Year Ended Dec. 31, 2002              (24)      (203)       7         91
Emerging Markets
-- Primary Class
  Six Months Ended June 30, 2003       (605)  $ (5,401)    (174)  $ (1,487)
  Year Ended Dec. 31, 2002           (1,538)   (14,751)    (608)    (5,302)
--------------------------------------------------------------------------

---------------

(B) Includes 1,140 shares issued in connection with fund acquisition (see Note
    7).

(C) Includes $9,952 from fund acquisition (see Note 7).

(D) For the period May 16, 2003 (commencement of sale of Financial Intermediary Class shares) to June 30, 2003.

(E) Includes 1,277 shares issued in connection with fund acquisition (see Note
    7).

(F) Includes $11,540 from fund acquisition (see Note 7).

(G) Includes 58 shares issued in connection with fund acquisition (see Note 7).
(H) Includes $527 from fund acquisition (see Note 7).

               Investment Advisers

               For Global Income Trust:
                  Western Asset Management Company
                  Pasadena, CA

               For International Equity and Emerging Markets Trusts:
                  Batterymarch Financial Management, Inc.
                  Boston, MA

               Investment Sub-Adviser

               For Global Income Trust:
                  Western Asset Management Company Limited
                  London, England

               Investment Manager

               Legg Mason Fund Adviser, Inc.
               Baltimore, MD

               Board of Directors

               John F. Curley, Jr., Chairman
               Mark R. Fetting, President
               Richard G. Gilmore
               Arnold L. Lehman
               Robin J. W. Masters
               Dr. Jill E. McGovern
               Arthur S. Mehlman
               G. Peter O'Brien
               S. Ford Rowan

               Transfer and Shareholder Servicing Agent

               Boston Financial Data Services
               Braintree, MA

               Custodian

               State Street Bank & Trust Company
               Boston, MA

               Counsel

               Kirkpatrick & Lockhart LLP
               Washington, DC

               Independent Accountants

               PricewaterhouseCoopers LLP
               Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-042
8/03





Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

        (a) File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

        (ATTACHED)

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and
            Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
            Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:  8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:  8/25/03



By: /s/ Marie K. Karpinski
    ----------------------
Marie K. Karpinski
Treasurer, Legg Mason Global Trust, Inc.

Date:  8/25/03